Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Bank Premises and Equipment
Summary of bank premises and equipment, by asset classification

	Estimated
	useful lives				2017	2016
					(Dollars in Thousands)
Bank buildings and improvements	5	-	40	years	$550,094	$542,063
Furniture, equipment and vehicles	1	-	20	years	289,743	280,586
Land					123,087	125,213
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7	-	27	years	—	—
Less: accumulated depreciation					(448,470)	(420,279)
Bank premises and equipment, net					$514,454	$527,583